Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	$ (47,350)
Foreign currency translation adjustment	(4,177)	$ (6,491)	$ 8,262
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	16	(1,894)	1,347
Balance, end of period	(51,511)	(47,350)
Foreign Currency Translation Adjustment [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	(47,365)	(40,874)	(49,136)
Foreign currency translation adjustment	(4,177)	(6,491)	8,262
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	0	0	0
Balance, end of period	(51,542)	(47,365)	(40,874)
Cash-flow Hedge [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	15	1,909	562
Foreign currency translation adjustment	0	0	0
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	16	(1,894)	1,347
Balance, end of period	31	15	1,909
Accumulated Other Comprehensive Loss [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	(47,350)	(38,965)	(48,574)
Balance, end of period	$ (51,511)	$ (47,350)	$ (38,965)